SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Record Street Brewing Co [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars. The results of operations for the nine months ended September 30, 2017 are not necessarily indicative of the results that may be expected for the entire year. The accompanying unaudited financial statements and notes to financial statements should be read together with the Company’s audited historical financial statements included herein.

Revenue Recognition – Sales comprise the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Sales are presented, net of excise taxes, discounts and fees.

The Company sells beer through distributors.

Revenue is recognized when obligations under the terms of a contract with our customers are satisfied; generally, this occurs when the product arrives at distribution centers. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring goods. We consider customer purchase orders, which in some cases are governed by a master agreement, to be the contracts with a customer. For each contract related to the sale of beer, we consider the promise to transfer products, each of which is distinct, to be the identified performance obligation. The transaction price for each performance obligation is specifically identified within the contract with our customer and represents the fair standalone selling price. Discounts are recognized as a reduction to Sales at the time we recognize the revenue. We generally do not grant return privileges, except in limited and specific circumstances.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The financial statements of the company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars. The Company’s fiscal year end is December 31.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances at the time. Actual results could differ from those estimates under different assumptions or conditions.

Cash and Cash Equivalents – The Company had a bank overdraft of ($159) as of December 31, 2016. This amount is included in accounts payable. The Company considers all highly liquid debt instruments, which could include commercial paper and certificates of deposits, with an original maturity of three months or less to be cash equivalents. Investments with maturities greater than three months and less than one year are classified as short term investments.

Property, equipment and leasehold improvements – Property, equipment, and leasehold improvements are stated at cost and will be depreciated over their estimated useful lives using the straight-line method. All property, equipment and leasehold improvements owned by the Company as of December 31, 2016 will be depreciated upon being put into service when the Company opens a physical brewpub in Reno, NV. No fixed assets have been purchased that will be ready for use prior to the opening of the brewpub. As of the issuance of the accompanying financial statements it is unclear what date the brewpub will open. Depreciation will be recorded over the estimated useful lives of the assets as follows:

·	Restaurant supplies: 5 years
·	Brewing supplies: 7 years
·	Leasehold improvements: 20 years

Expenditures for repairs and maintenance are expensed as incurred; renewals and betterments are capitalized. Upon disposal of equipment and leasehold improvements, the accounts are relieved of the costs and related accumulated depreciation, and resulting gains or losses are reflected in operations.

Property, plant and equipment are reviewed for impairment in accordance with ASC 360. The Company assesses impairment of property, plant, and equipment whenever events or changes in circumstances indicate the carrying values of the assets may not be recoverable.

Income taxes – Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and net operating loss and other tax credit carry-forwards. These items are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company will record a valuation allowance to reduce the deferred income tax assets to the amount that is more likely than not to be realized.

Related parties – Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions.

Recent accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 supersedes virtually all existing revenue guidance. Under this standard, an entity is required to recognize revenue upon transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. As such, an entity needs to use more judgment and make more estimates than under the previous guidance. On December 31, 2016, the Company adopted the new accounting standard and all related amendments using the modified retrospective method which allows application only to the most current reporting period presented in the financial statements with a cumulative effect adjustment to retained earnings. The Company expects the impact of the adoption to be immaterial to its consolidated financial statements on an ongoing basis.

See also Note 2 in the accompanying unaudited financial statements for the nine months ended September 30, 2017.

Other recent accounting pronouncements that have been issued or proposed by FASB are not expected to have a material impact on the financial statements upon adoption.